Acquisitions and disposals - divestitures (Details) € in Millions, £ in Millions, kr in Millions		3 Months Ended										12 Months Ended
	Aug. 05, 2019 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 SEK (kr)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 SEK (kr)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Divestments [Line Items]
Exploration expenses												$ 3,483,000,000	$ 1,854,000,000	$ 1,405,000,000
Net income/(loss) from equity accounted investments												53,000,000	$ 164,000,000	$ 291,000,000
Sea of Okhotsk [Member] | E&P International [member]
Divestments [Line Items]
Exploration obligations outstanding			$ 0									0
Net income/(loss) from equity accounted investments			$ (166,000,000)
Dogger Bank Wind Farm A and B [member]
Divestments [Line Items]
Proportion of ownership interest divested		10.00%	10.00%
Proportion of voting rights held in joint operation		40.00%	40.00%
Proceeds from divesture/sale		£ 202.5	$ 273,000,000
Total consideration after adjustments			$ 206,400,000									206,400,000
Dogger Bank Wind Farm A and B [member] | SSE [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation		40.00%	40.00%
Dogger Bank Wind Farm A and B [member] | ENI [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation		20.00%	20.00%
Empire Wind and Beacon Wind assets [member]
Divestments [Line Items]
Proportion of ownership interest divested				50.00%	50.00%
Ownership interest in associates held for sale				100.00%	100.00%
Proportion of voting rights held in joint operation				50.00%	50.00%
Proceeds from divesture/sale					$ 1,100,000,000
Prepaid			$ 500,000,000									$ 500,000,000
Discoveries on NCS Shelf [Member] | E&P- Norway [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations							$ 137,000,000			$ 449,000,000
Divestment of Lundin Petroleum AB shares [Member]
Divestments [Line Items]
Proportion of ownership interest divested						4.90%	4.90%
Gain (loss) on disposal of assets or discontinued operations							$ (100,000,000)
Proceeds from divesture/sale						kr 3,300	300,000,000
Divestment of Lundin Petroleum AB shares [Member] | E&P- Norway [member]
Divestments [Line Items]
Proportion of ownership interest divested				16.00%	16.00%
Proportion of voting rights held in associate	4.90%
Gain (loss) on disposal of assets or discontinued operations	$ 837,000,000
Proceeds from divesture/sale				kr 14,510	$ 1,508,000,000
Divestment of interest in Arkona offshore windfarm [Member] | Other segment [member]
Divestments [Line Items]
Proportion of ownership interest divested								25.00%	25.00%
Proportion of ownership interest in associate								25.00%	25.00%
Gain (loss) on disposal of assets or discontinued operations									$ 212,000,000
Proceeds from divesture/sale								€ 475	$ 526,000,000
Divestment of interest in Arkona offshore windfarm [Member] | Other segment [member] | RWE Renewables [Member]
Divestments [Line Items]
Proportion of ownership interest in associate								50.00%	50.00%
Divestment of interest in Eagle Ford asset in the onshore USA [Member] | E&P International [member]
Divestments [Line Items]
Proceeds from divesture/sale									$ 352,000,000
BM-S-8 license [member] | E&P International [member]
Divestments [Line Items]
Proportion of ownership interest divested											39.50%
Gain (loss) on disposal of assets or discontinued operations											$ 0
Total consideration											1,493,000,000
Proceeds from divesture/sale											$ 1,016,000,000
BM-S-8 license [member] | E&P International [member] | ExxonMobil [member]
Divestments [Line Items]
Proportion of ownership interest divested											36.50%
BM-S-8 license [member] | E&P International [member] | Galp [member]
Divestments [Line Items]
Proportion of ownership interest divested											3.00%
BM-S-8 license [member] | E&P International and the MMP [Member]
Divestments [Line Items]
Proceeds from divesture/sale							$ 269,000,000
BM-S-8 license [member] | E&P International and the MMP [Member] | ExxonMobil [member]
Divestments [Line Items]
Proportion of ownership interest divested						3.50%	3.50%
BM-S-8 license [member] | E&P International and the MMP [Member] | Galp [member]
Divestments [Line Items]
Proportion of ownership interest divested						3.00%	3.00%
King Lear discovery on the NCS shelf [Member] | E&P- Norway [member]
Divestments [Line Items]
Proportion of ownership interest divested										77.80%
Proceeds from divesture/sale										$ 250,000,000
Tommeliten discovery on the NCS [Member] | E&P- Norway [member]
Divestments [Line Items]
Proceeds from divesture/sale										$ 220,000,000